Expense Example (International Value Trust, USD $)	12 Months Ended
May 01, 2011
Series I, International Value Trust
Expense Example:
Year 1	$ 99
Year 3	310
Year 5	540
Year 10	1,199
Series II, International Value Trust
Expense Example:
Year 1	119
Year 3	373
Year 5	647
Year 10	1,430
Series NAV, International Value Trust
Expense Example:
Year 1	94
Year 3	294
Year 5	513
Year 10	$ 1,141